UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21227
Investment Company Act File Number
Eaton Vance Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Bond Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.1%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 2.2%
$750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), Prerefunded to 1/15/11, 6.00%, 1/15/31	$759,165

		$759,165

Hospital — 15.0%
$750	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$709,177
1,000	Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	949,890
1,455	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,390,049
1,250	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,112,912
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	235,205
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	656,465
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	233,238

		$5,286,936

Insured-Electric Utilities — 6.3%
$1,610	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,499,023
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	704,790

		$2,203,813

Insured-Escrowed/Prerefunded — 3.7%
$995	Armstrong County, (NPFG), Prerefunded to 6/1/11, 5.40%, 6/1/31	$1,015,765
270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	276,537

		$1,292,302

Insured-General Obligations — 30.1%
$655	Armstrong County, (NPFG), 5.40%, 6/1/31	$654,967
1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,282,538
660	Centennial School District, (AGM), 5.25%, 12/15/37	665,320
1,350	Central Greene School District, (AGM), 5.00%, 2/15/35	1,310,337
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	324,210
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	487,010
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,546,541
1,500	Norwin School District, (AGM), 3.25%, 4/1/27	1,218,375
1,500	Reading School District, (AGM), 5.00%, 3/1/35	1,455,870
1,000	Scranton School District, (AGM), 5.00%, 7/15/38	951,910
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	688,449

		$10,585,527

Insured-Hospital — 8.7%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$280,085
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	510,175
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(1)	1,527,287
865	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	753,597

		$3,071,144

Insured-Industrial Development Revenue — 2.8%
$1,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$995,390

		$995,390

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 4.8%
$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$490,570
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,198,112

		$1,688,682

Insured-Private Education — 11.9%
$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$956,150
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,572,356
1,305	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,170,533
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	479,650

		$4,178,689

Insured-Public Education — 10.6%
$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$498,910
1,200	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,067,556
500	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	418,955
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	510,170
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	378,262
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	865,209

		$3,739,062

Insured-Sewer Revenue — 18.9%
$300	Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$296,640
1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,569,030
770	Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	653,868
500	Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	492,625
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	713,165
1,430	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	572,672
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	863,013
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,500,750

		$6,661,763

Insured-Special Tax Revenue — 5.4%
$22,015	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,147,642
1,770	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	197,355
3,510	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	362,127
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	212,476

		$1,919,600

Insured-Transportation — 23.7%
$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,008,740
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	1,000,100
2,000	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(1)	2,055,540
295	Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	300,705
1,000	Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	989,960
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,998,990

		$8,354,035

Insured-Utilities — 2.3%
$890	Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$803,234

		$803,234

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 0.4%
$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$142,428

		$142,428

Private Education — 13.5%
$625	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	$586,344
925	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	878,703
2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,780,288
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	492,095

		$4,737,430

Public Education — 1.4%
$500	Pennsylvania State University, 5.00%, 3/1/40	$502,340

		$502,340

Senior Living/Life Care — 0.5%
$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$187,412

		$187,412

Special Tax Revenue — 0.3%
$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$113,597

		$113,597

Transportation — 3.4%
$465	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$461,787
730	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	721,189

		$1,182,976

Water and Sewer — 2.2%
$765	Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	$759,232

		$759,232

Total Tax-Exempt Investments — 168.1% (identified cost $63,656,055)		$59,164,757

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.7)%		$(21,725,299)

Other Assets, Less Liabilities — (6.4)%		$(2,240,769)

Net Assets Applicable to Common Shares — 100.0%		$35,198,689

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 77.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 26.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at December 31, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$1,000,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$8,964
Barclays Bank PLC	3,000,000	3.610	3-month USD- LIBOR-BBA	January 20, 2011 / January 20, 2041	270,388
JPMorgan Chase Co.	725,000	4.163	3-month USD- LIBOR-BBA	March 14, 2011 / March 14, 2041	(977)

					$278,375

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $279,352 and $977, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,427,368

Gross unrealized appreciation	$—
Gross unrealized depreciation	(4,612,611)

Net unrealized depreciation	$(4,612,611)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$59,164,757	$—	$59,164,757

Total Investments	$—	$59,164,757	$—	$59,164,757

Interest Rate Swaps	$—	$279,352	$—	$279,352

Total	$—	$59,444,109	$—	$59,444,109

Liability Description

Interest Rate Swaps	$—	$(977)	$—	$(977)

Total	$—	$(977)	$—	$(977)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011